Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Divestitures

NOTE 4 —ACQUISITIONS AND DIVESTITURES

Acquisitions

HMA Hospitals Acquisition

On January 27, 2014, an indirect, wholly-owned subsidiary of CHS completed the acquisition of Hospital Management Associates, Inc. (“HMA”).  In connection with the Spin-off, CHS contributed to QHC the assets and liabilities of four HMA hospitals. The operations of these four hospitals have been included in the consolidated and combined financial statements of QHC from the date of CHS’ acquisition of HMA.  QHC recorded an opening balance sheet for the four HMA hospitals as of January 27, 2014, which was based on an allocation from CHS of the fair value of the assets acquired and liabilities assumed for these four hospitals.  QHC was also allocated through Due to Parent, net, $135.6 million of the total consideration paid for HMA.  The Company recognized the difference in this allocated consideration and the fair values of the assets acquired and liabilities assumed for these four hospitals as goodwill related to the acquisition.  The four HMA hospitals acquired by QHC included Barrow Regional Medical Center (56 licensed beds) located in Winder, Georgia; Clearview Regional Medical Center (77 licensed beds) located in Monroe, Georgia; Paul B. Hall Regional Medical Center (72 licensed beds) located in Paintsville, Kentucky and Sandhills Regional Medical Center (64 licensed beds) located in Hamlet, North Carolina.  See the section entitled “Divestitures” below related to the subsequent sales of two HMA hospitals in December 2016.

The following table provides a summary of the HMA purchase price allocation, based on the consideration paid for HMA which was allocated to QHC from CHS (in thousands):

Current assets	$31,888
Property and equipment	65,090
Goodwill	65,066
Other long-term assets	10,587
Liabilities	(35,116)
Noncontrolling interests	(1,906)
Total consideration allocated from CHS	$135,609

All Other Acquisitions

During the years ended December 31, 2016, 2015 and 2014, the Company acquired operating assets and the related businesses of certain physician practices, clinics and other ancillary businesses that operate within communities served by the Company’s hospitals.  Prior to the Spin-off, the Company was allocated the consideration paid for these facilities through Due to Parent, net.

The following table provides a summary of the combined purchase price allocation by year for the Company’s acquisitions, except for the HMA hospitals (in thousands):

	Year Ended December 31,
	2016	2015	2014

Current assets	$(343)	$422	$79
Property and equipment	851	3,190	786
Goodwill	129	6,788	5,451
Other long-term assets	—	564	69
Liabilities	16	(1,229)	—
Noncontrolling interests	132	(1,716)	—
Total consideration paid or allocated from CHS	$785	$8,019	$6,385

The table above includes adjustments to estimated amounts recognized, if any, that were recorded by the Company within the measurement period from the date of the respective acquisition.  In some cases, the adjustments may be negative.

Divestitures

Barrow Regional Medical Center

Effective December 31, 2016, the Company sold 56-bed Barrow Regional Medical Center and its affiliated outpatient facilities (“Barrow”), located in Winder, Georgia, for $6.6 million.  For the years ended December 31, 2016, 2015 and 2014, the Company’s operating results included pre-tax losses of $14.5 million, $6.2 million and $3.9 million related to Barrow.  In addition to the above, the Company recorded a $1.2 million net loss on the sale and $4.0 million of impairment to property, equipment and capitalized software costs of Barrow during the year ended December 31, 2016.  See Note 3 — Impairment of Long-Lived Assets and Goodwill for additional information on impairment charges recorded by the Company during the year ended December 31, 2016.

Sandhills Regional Medical Center

Effective December 1, 2016, the Company sold 64-bed Sandhills Regional Medical Center and its affiliated outpatient facilities (“Sandhills”), located in Hamlet, North Carolina, for $7.2 million.  For the years ended December 31, 2016, 2015 and 2014, the Company’s  operating results included pre-tax losses of $6.9 million, $2.0 million and $2.3 million related to Sandhills.  In addition to the above, the Company recorded a $1.0 million net loss on the sale and $4.8 million of impairment to property, equipment and capitalized software costs of Sandhills during the year ended December 31, 2016.  See Note 3 — Impairment of Long-Lived Assets and Goodwill for additional information on impairment charges recorded by the Company during the year ended December 31, 2016.